INCOME TAX - Deferred Tax Assets (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 50,606	$ 23,201
Valuation allowance	(50,606)	(23,201)
Net deferred tax assets	0	0
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	43,083	19,371
Deferred compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,474	1,474
R&D expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,681	1,053
Share issuance costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	4,361	1,303
Depreciation/CCA differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7	(6)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 0	$ 6